Basis of Presentation (Details) - Schedule of Subsidiary	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Versus Systems (Holdco) Inc. [Member]
Schedule of Subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%	81.90%
Principal Activity	Holding Company
Versus Systems UK, Ltd. [Member]
Schedule of Subsidiary [Line Items]
Place of Incorporation	United Kingdom
Proportion of Ownership Interest	81.90%	81.90%
Principal Activity	Sales Company
Versus LLC [Member]
Schedule of Subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%	81.90%
Principal Activity	Technology Company
Xcite Interactive, Inc. [Member]
Schedule of Subsidiary [Line Items]
Place of Incorporation	United States of America
Proportion of Ownership Interest	100.00%	100.00%
Principal Activity	Technology Company